Fees Summary	Feb. 24, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 797,524,000.00
Previously Paid Amount	0.00
Total Fee Amount	122,100.92
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 122,100.92
Narrative - Max Aggregate Offering Amount | shares	797,524,000
Final Prospectus	true